Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	3.00%
Expected rate of pension increase	1.00%	1.10%
Expected rate of salary increase	2.60%	2.70%
Interest on savings account	2.00%	2.20%
Current average life expectancy for a 65-year-old male (in years)	20 years	20 years
Current average life expectancy for a 65-year-old female (in years)	22 years	22 years
Pension plans | Switzerland | Country of domicile
Disclosure of defined benefit plans [line items]
Discount rate	1.60%	1.90%
Pension plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	5.00%
Pension plans | Germany | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	3.10%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	4.50%
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.00%
Expected rate of pension increase
Expected rate of salary increase
Interest on savings account
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	23 years
Other post-employment benefit plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.00%